Share Capital and Share Premium	6 Months Ended
Jun. 30, 2022
Disclosure of classes of share capital [abstract]
Share Capital and Share Premium

6.       Share Capital and Share Premium

The authorised share capital of Globus consisted of the following:

	June 30,	December 31,
	2022	2021
Authorised share capital:
500,000,000 Common Shares of par value $0.004 each	2,000	2,000
100,000,000 Class B common shares of par value $0.001 each	100	100
100,000,000 Preferred shares of par value $0.001 each	100	100
Total authorised share capital	2,200	2,200

Holders of the Company’s common shares and Class B shares have equivalent economic rights, but holders of Company’s common shares are entitled to one vote per share and holders of the Company’s Class B shares are entitled to twenty votes per share. Each holder of Class B shares may convert, at its option, any or all of the Class B shares held by such holder into an equal number of common shares.

Common Shares issued and fully paid	Number of shares	Issued Share Capital
As at January 1, 2022	20,582,301	82
Issued during the period for share-based compensation (Note 9)	—	—
As at June 30, 2022	20,582,301	82

Common Shares issued and fully paid	Number of shares	Issued Share Capital
As at January 1, 2021	3,040,123	12
Issued during the period for share-based compensation (Note 9)	4,012	—
Issuance of new common stocks	14,905,000	60
Issuance of common stock due to exercise of pre-funded warrants	2,075,000	8
As at June 30, 2021	20,024,135	80

As at June 30, 2022, the Company had no Class B common shares and 10,300 Series B Preferred Shares outstanding.

Share premium includes the contribution of Globus’ shareholders for the acquisition of the Company’s vessels. Additionally, share premium includes the effects of the acquisition of non-controlling interest, the effects of the Globus initial and follow-on public offerings and the effects of the share-based payments described in Note 9. At June 30, 2022 and December 31, 2021, Globus share premium amounted to $284,406.

As at June 30, 2022 and December 31, 2021, the Company had issued 5,550 common shares pursuant to exercise of outstanding Class A Warrants as defined in the 2021 Annual Report and had 388,700 Class A Warrants outstanding to purchase an aggregate of 388,700 common shares.

As at June 30, 2022 and December 31, 2021, no PP Warrants, as defined in the 2021 Annual Report, had been exercised and the Company had 1,291,833 PP Warrants outstanding to purchase an aggregate of 1,291,833 common shares.

As at June 30, 2022 and December 31, 2021, no December 2020 Warrants, as defined in the 2021 Annual Report, had been exercised and the Company had December 2020 Warrants outstanding to purchase an aggregate of 1,270,587 common shares.

As at June 30, 2022 and December 31, 2021, no January 2021 Warrants, as defined in the 2021 Annual Report, had been exercised and the Company had January 2021 Warrants outstanding to purchase an aggregate of 1,950,000 common shares.

As at June 30, 2022 and December 31, 2021, no February 2021 Warrants, as defined in the 2021 Annual Report, had been exercised and the Company had February 2021 Warrants outstanding to purchase an aggregate of 4,800,000 common shares.

As at June 30, 2022 and December 31, 2021, no June 2021 Warrants, as defined in the 2021 Annual Report, had been exercised and the Company had June 2021 Warrants outstanding to purchase an aggregate of 10,000,000 common shares.

6.       Share Capital and Share Premium (continued)

The Company’s warrants are classified in equity, following the Company’s assessment that warrants meet the equity classification criteria as per IAS 32. The total outstanding number of warrants as at June 30, 2022, was 19,701,120 to purchase an aggregate of 19,701,120 common shares.